Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Clayton Pfannenstiel serves as Co-Portfolio Manager of VIP Industrials Portfolio.
David Wagner serves as Co-Portfolio Manager of VIP Industrials Portfolio.
The following information supplements information VIP Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($294 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

VIPFC-SSTK-0825-138-1.782383.138	August 28, 2025

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Clayton Pfannenstiel serves as Co-Portfolio Manager of VIP Industrials Portfolio.
David Wagner serves as Co-Portfolio Manager of VIP Industrials Portfolio.
The following information supplements information VIP Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($294 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

VIPINVF-SSTK-0825-132-1.827184.132	August 28, 2025

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Industrials Portfolio, Materials Portfolio, and Utilities Portfolio
Service Class 2
April 24, 2025
STATEMENT OF ADDITIONAL INFORMATION

Clayton Pfannenstiel serves as Co-Portfolio Manager of VIP Industrials Portfolio.
David Wagner serves as Co-Portfolio Manager of VIP Industrials Portfolio.
The following information supplements information VIP Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($294 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

VCIMU-SSTK-0825-100-1.9921425.100	August 28, 2025